Held for sale	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Held for sale
32. Held for sale
Following the announcement of the sale of the Group’s interests in K12 Sistemas (included within the Strategic Review segment) in March 2021, the business was classified as held for sale until the disposal completed in October 2021. At 31 December 2021, only one property, which is expected to be disposed of in 2022, was classified as held for sale. The businesses that are included in the Strategic Review segment did not meet the criteria for classification as held for sale as at 31 December 2021 on the basis that the Group was not sufficiently advanced in the sales process as at 31 December 2021 for the sale to be considered highly probable.
The held for sale assets and liabilities in 2020 are the Group’s interests in the Pearson Institute of Higher Education in South Africa, which was completed on 5 February 2021.
The held for sale balances are analysed as follows:

	2021	2020
All figures in £ millions	Total	Total
Non-current assets
Property, plant and equipment	7	48

	7	48

Current assets
Trade and other receivables	—	6
Cash and cash equivalents	—	19

	—	25

Assets classified as held for sale	7	73

Non-current liabilities
Financial liabilities – borrowings	—	(66)

	—	(66)

Current liabilities
Trade and other liabilities	—	(5)
Financial liabilities – borrowings	—	(3)

	—	(8)

Liabilities classified as held for sale	—	(74)

Net assets/(liabilities) classified as held for sale	7	(1)